Provisions for legal proceedings and contingent liabilities (Details 4) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal Government Tax Lawsuits [Member] | Income Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	1) Income taxes tax: Tax assessments related to calendar years 2015, 2016, 2018 and 2019, due to non-recognition of application of Agreement to avoid double taxation, signed between Brazil and Netherlands, which establishes that profits from Dutch companies are not taxable in Brazil at the end of every year. The notification for the calendar years 2018 and 2019, received in 2023, also involved non-deductibility of interest rates due to a different understanding regarding the sub-capitalization limit and its tax effects. The inflation-adjusted amount of uncertain tax treatment includes periods mentioned or not mentioned in tax assessments. In view of the calculation of tax losses by the Company in calendar years 2022 and 2023, the amounts related to these periods were calculated considering only the principal amount, excluding fines and interest rates. The amount related to the calendar year 2017 was excluded from this lawsuit due to its time-barring. In addition to including the amount related to calendar year 2023, the lawsuit also considers the amount related to calendar year 2020, due to the issue of financial statements of Dutch entities under local GAAP. The lawsuits are under administrative phase.
Estimated breakdown of contingent liabilities	R$ 18,552	R$ 10,665
Federal Government Tax Lawsuits [Member] | Non-cumulative PIS And COFINS Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	2) Non-cumulative PIS and COFINS taxes: Charge related to calendar years 2004 to 2018, arising from use of credits on acquisition of goods and services consumed in the production process. The lawsuits are under administrative and legal phase, and the Company pledged performance bonds and deposits at their full amount.
Estimated breakdown of contingent liabilities	R$ 1,507	1,400
Federal Government Tax Lawsuits [Member] | Income Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	3) Income taxes tax: Tax assessments arising from deducted amortization charges, between 2007 and 2013, from goodwill originated from equity interests acquired during 2002. The lawsuits are under administrative and legal phases, and the Company pledged performance bonds at their full amount. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$150.
Estimated breakdown of contingent liabilities	R$ 1,027	1,100
Federal Government Tax Lawsuits [Member] | Income Taxes 2 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	4) Income taxes tax: Tax assessments related to calendar years 2012 and 2015, arising from disallowances of exchange variation expenses with naphtha import transactions, incurred after due date of commercial invoices. The lawsuits also address inflation adjustment in income tax losses and social contribution tax loss carryforwards and partial disallowance of cost of naphtha imported from subsidiary abroad. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$198. The lawsuits are under administrative phase.
Estimated breakdown of contingent liabilities	R$ 1,000	1,200
Federal Government Tax Lawsuits [Member] | Income Taxes 3 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	5) IR/CSL tax: Tax assessments related to the offset of credits from income tax losses and social contribution tax loss carryforward with IR and CSL debits, in merger events carried out in November 2007 and August 2013, exceeding the limit of 30%. The lawsuits are under legal phase, and the Company pledged performance bonds at their full amount. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$150.
Estimated breakdown of contingent liabilities	R$ 346	462
Federal Government Tax Lawsuits [Member] | Income Taxes Rate [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	6) Income taxes rate: Tax assessments arising from deducted amortization charges, between 2020 and 2021, from goodwill originated from equity interests acquired during 2012, by Cetrel and DAC. The lawsuits are pending in the administrative sphere in higher courts.
Estimated breakdown of contingent liabilities	R$ 212	195
Federal Government Tax Lawsuits [Member] | Income Taxes Rate 1 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	7) Income taxes rate: Charges due to the non-approval of offsets made using credits arising from negative balance. The lawsuits are under administrative and legal phases, and the Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 185	176
Federal Government Tax Lawsuits [Member] | Social Security Contribution [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	8) Social security contributions: Charge of additional contribution for Occupational Environmental Risk to fund the special retirement plan due to the alleged exposure of workers to hazardous agents from January 2016 to July 2018, from November 2000 to January 2001 and from November 2001 to June 2002. The lawsuits are under administrative and legal phases, and the Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 183	203
Federal Government Tax Lawsuits [Member] | PIS and COFINS Taxes [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	9) PIS and COFINS taxes: Charges arising from alleged undue offsets using credits from other federal taxes. The lawsuits address credits arising from: i) prepayments of IR tax, ii) FINSOCIAL and COFINS taxes, iii) tax on net profit, iv) PIS-Decree-Laws 2,445 and 2,449. The lawsuits are under legal phase, and the Company pledged bank guarantees and performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 142	136
Federal Government Tax Lawsuits [Member] | Income Taxes Rate 2 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	10) Income taxes rate: Tax assessment arising from disallowance of advertising and commission expenses, paid by Braskem and Braskem Inc., and the lack of payment of withholding tax on them. The lawsuit is under administrative phase. The amount related to fine was reclassified to remote loss, in compliance with Article 8 of Federal Law 14,689/23, leading to a reduction of R$28.
Estimated breakdown of contingent liabilities	R$ 138	153
Federal Government Tax Lawsuits [Member] | PIS and COFINS Taxes 1 [Member]
IfrsStatementLineItems [Line Items]
Taxing Entity: Federal Government	11) PIS and COFINS taxes: Charges due to the non-approval of offsets using credits from Cide-Combustíveis, as authorized by Federal Law 10,336/2001. The lawsuits are under legal phase, and the Company pledged performance bonds at their full amount.
Estimated breakdown of contingent liabilities	R$ 128	123
State Government Of Alagoas Tax Lawsuits [Member] | ICMS Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 698	639
Taxing Entity: State Government of Alagoas	12) ICMS tax: Tax assessments related to calendar years 2015 to 2019, due to lack of ICMS reversal on output with tax deferral. The lawsuits are under administrative phase.
State Governments Of Sao Paulo Tax Lawsuits [Member] | ICMS Tax 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 623	768
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	13) ICMS tax: Charges of tax underpayments. The lawsuits refer to (i) use of tax credits to acquire property, plant and equipment,goods considered as for use and consumption and products subject to tax replacement; (ii) transfers of finished products at amount below the production cost; (iii) non-payment of tax due to: input or output omissions; charges related to electricity operations and sale of products subject to tax replacement; (iv) lack of evidence of export of goods; (v) fines for lack of registration of invoices. The lawsuits are under administrative and legal phases, and the Company pledged bank guarantees, performance bonds and judicial deposits at their full amount. Part of the amount related to the use and consumption matter was reclassified to remote loss, in accordance with decision 1.775.781/SP issued by EAREsp, leading to a reduction of around R$147.
State Governments Of Sao Paulo Tax Lawsuits [Member] | Sundry Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 1,477	1,051
Taxing Entity: State Governments of Sao Paulo, Rio de Janeiro, Bahia, Pernambuco, Rio Grande do Sul and Alagoas	14) Sundry tax lawsuits
Tax Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 26,216	18,271
Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	9,711	6,275
Civil Lawsuits [Member] | Lawsuit [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 340	302
Description of civil lawsuits	1) Lawsuit filed by Resibril, former reseller of solvents, claiming alleged breach of a tacit distribution agreement. The lawsuit is awaiting judgment.
Civil Lawsuits [Member] | Civil Lawsuits Alagoas [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 8,971	5,489
Description of civil lawsuits	2) Civil lawsuits - Alagoas (Note 24.1)
Civil Lawsuits [Member] | Sundry Civil Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 400	484
Description of civil lawsuits	3) Sundry civil lawsuits
Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 824	516
Social Security Lawsuits [Member] | Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 668	379
Description of social security lawsuits	1) Lawsuits over withdrawal of sponsorship of Petros plan. Currently, the portfolio is composed of 743 lawsuits filed by former team members of Braskem or merged companies, beneficiaries of Petros plans (Copesul, Copene and PQU), related to sundry matters arising from withdrawal of sponsorship of the plan, whose claims include: Difference of Individual Withdrawal Fund, additional of 90%, and Objection to legality of Withdrawal of Sponsorship. The increase in the amount involved during the year is mainly due to (i) the fresh lawsuits resulting from Petros' notice requesting reimbursement of amounts from Braskem as per the withdrawal agreement, and (ii) a valuation of lawsuit involving a significant amount.
Social Security Lawsuits [Member] | Sundry Social Security Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 156	137
Description of social security lawsuits	2) Social security lawsuits
Environmental Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 689	640
Environmental Lawsuits [Member] | Public Interest Civil Action [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 225	201
Description of environmental lawsuits	1) Public-Interest Civil Action (Hashimoto) filed in June 2018 by the São Paulo State Prosecution Office against the Company and other firms that operate in the Capuava Petrochemical Complex, whose claims include the reparation and/or remediation of environmental damages . After Braskem filed its defense in December 2020, there were no changes, and the lawsuit remains awaiting expert evidence.
Environmental Lawsuits [Member] | Public Interest Civil Action 1 [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 397	363
Description of environmental lawsuits	2) Public-Interest Civil Action filed in September 2011 by the Local Government of Ulianópolis, Pará, against Braskem and other companies, whose claims include the reparation and/or remediation of environmental damages allegedly resulting from the improper delivery of waste. The companies filed defense, however, a decision was rendered determining the temporary dismissal of the action for one year.
Environmental Lawsuits [Member] | Sundry Environmental Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 67	76
Description of environmental lawsuits	3) Sundry environmental lawsuits
Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 424	381
Other Lawsuits [Member] | Polialden Petroquimica S A [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 287	262
Description of other lawsuits	1) The Company is party to writ of debt filed against it in 1988, currently under liquidation of award. Polialden Petroquímica S.A. (“Polialden”), merged into Braskem, received unfavorable decision to distribute remaining profits to the plaintiffs (preferred shareholders) that were non-controlling shareholders. The lawsuit awaits accounting evidence of amounts due.
Other Lawsuits [Member] | Sundry Other Lawsuits [Member]
IfrsStatementLineItems [Line Items]
Estimated breakdown of contingent liabilities	R$ 137	R$ 119
Description of other lawsuits	2) Sundry other lawsuits